Accounts receivable, net - Factoring agreement (Details) $ in Thousands	1 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Nov. 30, 2025	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)
Credit Loss [Abstract]
Minimum interest rate	6.00%				4.80%
Factoring agreement period	1 year
Factoring accounts receivable	$ 20,528	$ 21,021		$ 28,292	$ 35,035
Minimum interest rate increased			0.050
Factoring accounts receivable, advanced amount		$ 36,051		$ 52,335